Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred income tax
Schedule of movements of deferred tax assets

		Accelerated
		amortization
		of intangible
	Tax losses	assets	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000

At January 1, 2021	312,908	212,035	59,751	584,694
Recognized in the profit or loss	116,993	(5,513)	8,644	120,124
At December 31, 2021	429,901	206,522	68,395	704,818
Recognized in the profit or loss	112,340	(21,274)	(16,489)	74,577
At December 31, 2022	542,241	185,248	51,906	779,395
Recognized in the profit or loss	40,384	(27,336)	359	13,407
At December 31, 2023	582,625	157,912	52,265	792,802

Schedule of movements of deferred tax liabilities

	Intangible
	assets
	acquired
	through
	business
	combination	Others	Total
	RMB’000	RMB’000	RMB’000
At January 1, 2021	20,080	18,141	38,221
Recognized in the profit or loss	(10,219)	3,459	(6,760)
At December 31, 2021	9,861	21,600	31,461
Recognized in the profit or loss	(4,665)	(8,164)	(12,829)
At December 31, 2022	5,196	13,436	18,632
Recognized in the profit or loss	(3,117)	11,090	7,973
At December 31, 2023	2,079	24,526	26,605

Schedule of offsetting of deferred tax assets and deferred tax liabilities

	As at 31 December
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Deferred tax assets	704,818	779,395	792,802
Set-off of deferred tax liabilities	(21,600)	(13,436)	(24,526)
	683,218	765,959	768,276

	As at 31 December
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

Deferred tax liabilities	31,461	18,632	26,605
Set-off of deferred tax assets	(21,600)	(13,436)	(24,526)
	9,861	5,196	2,079